Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	99
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		105
Total Communication Services		105
Consumer Discretionary 0.1%
Auto Components 0.1%
Lear Corp.	724	103,235
Total Consumer Discretionary		103,235
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	8,862
Total Industrials		8,862
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		112,202

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,261,000	1,134,269
Total Convertible Bonds (Cost $1,188,187)			1,134,269

Corporate Bonds & Notes 91.9%

Aerospace & Defense 1.8%
Moog, Inc.(d)
12/15/2027	4.250%	447,000	435,108
TransDigm, Inc.(d)
03/15/2026	6.250%	914,000	941,113
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	997,000	1,006,306
11/15/2027	5.500%	27,000	26,898
01/15/2029	4.625%	194,000	181,510
05/01/2029	4.875%	451,000	423,557
Total			3,014,492
Airlines 2.0%
Air Canada(d)
08/15/2026	3.875%	400,000	378,005
American Airlines, Inc.(d)
07/15/2025	11.750%	311,000	363,263
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,268,605	1,267,657
04/20/2029	5.750%	30,469	30,365
Delta Air Lines, Inc.
04/19/2028	4.375%	90,000	86,333
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	533,471	533,820
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	336,278	350,112
United Airlines, Inc.(d)
04/15/2026	4.375%	280,000	275,688
Total			3,285,243
Automotive 4.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	163,000	165,039
04/01/2027	6.500%	50,000	49,224
Clarios Global LP(d)
05/15/2025	6.750%	279,000	288,856
Ford Motor Co.
02/12/2032	3.250%	317,000	283,085
01/15/2043	4.750%	446,000	403,551
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	528,157
11/01/2024	4.063%	178,000	177,550
06/16/2025	5.125%	512,000	524,819
11/13/2025	3.375%	734,000	717,699
05/28/2027	4.950%	143,000	145,387
08/17/2027	4.125%	712,000	696,222
02/16/2028	2.900%	237,000	213,634
11/13/2030	4.000%	359,000	337,830
Goodyear Tire & Rubber Co. (The)(d)
07/15/2029	5.000%	151,000	141,119
IAA Spinco, Inc.(d)
06/15/2027	5.500%	179,000	179,873
Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	270,000	240,272
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	1,036,000	1,048,935
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	309,475
05/15/2027	8.500%	344,000	356,962
Tenneco, Inc.(d)
01/15/2029	7.875%	429,000	452,050
Total			7,259,739
Brokerage/Asset Managers/Exchanges 0.8%
AG Issuer LLC(d)
03/01/2028	6.250%	249,000	249,068
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	1,065,536
Total			1,314,604
Building Materials 1.0%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	511,124
Interface, Inc.(d)
12/01/2028	5.500%	134,000	130,156
Masonite International Corp.(d)
02/15/2030	3.500%	544,000	490,339
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	581,693
Total			1,713,312
Cable and Satellite 7.0%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	887,625
06/01/2029	5.375%	243,000	242,556
03/01/2030	4.750%	1,041,000	1,000,608
08/15/2030	4.500%	180,000	169,015
02/01/2031	4.250%	178,000	162,244
02/01/2032	4.750%	419,000	390,476
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	669,023
02/01/2029	6.500%	236,000	238,118
01/15/2030	5.750%	1,208,000	1,075,972
02/15/2031	3.375%	680,000	573,013
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	213,000	209,979
DISH DBS Corp.(d)
12/01/2028	5.750%	845,000	802,217
DISH DBS Corp.
06/01/2029	5.125%	1,073,000	913,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	792,000	764,099
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	319,688
07/01/2030	4.125%	539,000	505,059
Videotron Ltd.(d)
06/15/2029	3.625%	225,000	208,884
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	746,701
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	170,327
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	728,183
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	1,073,143
Total			11,850,426
Chemicals 2.8%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	502,037
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	505,039
HB Fuller Co.
10/15/2028	4.250%	398,000	373,138
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	371,078
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	250,052
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	788,201
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	494,179
SPCM SA(d)
03/15/2027	3.125%	35,000	32,211
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	168,000	156,106
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	627,949
08/15/2029	5.625%	637,000	595,455
Total			4,695,445
Construction Machinery 1.4%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	820,000	767,470
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	615,390

2	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(d)
12/15/2031	4.750%	692,000	674,780
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	305,335
Total			2,362,975
Consumer Cyclical Services 1.7%
APX Group, Inc.(d)
02/15/2027	6.750%	104,000	106,311
Match Group, Inc.(d)
06/01/2028	4.625%	178,000	172,443
Staples, Inc.(d)
04/15/2026	7.500%	720,000	698,843
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	447,618
08/15/2029	4.500%	1,520,000	1,425,025
Total			2,850,240
Consumer Products 0.7%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	525,000	541,914
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	533,605
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	164,000	140,638
Total			1,216,157
Diversified Manufacturing 0.9%
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	271,106
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	288,482
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	279,860
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	630,000	668,740
Total			1,508,188
Electric 5.6%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	265,000	256,440
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	1,011,018
02/15/2031	3.750%	1,017,000	952,622
01/15/2032	3.750%	552,000	509,559
FirstEnergy Corp.
11/15/2031	7.375%	134,000	165,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.(e)
07/15/2047	5.100%	153,000	159,679
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	492,076
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,127,000	2,120,034
NRG Energy, Inc.(d)
06/15/2029	5.250%	684,000	668,219
02/15/2031	3.625%	798,000	703,036
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	281,428
PG&E Corp.
07/01/2028	5.000%	241,000	232,880
07/01/2030	5.250%	245,000	237,354
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	564,496
01/15/2030	4.750%	660,000	644,154
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	151,444
05/01/2029	4.375%	279,000	263,617
Total			9,413,540
Environmental 1.6%
Covanta Holding Corp.(d)
12/01/2029	4.875%	305,000	291,152
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	694,148
08/01/2028	4.000%	410,000	377,064
06/15/2029	4.750%	451,000	430,134
08/15/2029	4.375%	135,000	125,750
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	768,000	725,010
Total			2,643,258
Finance Companies 2.1%
Navient Corp.
06/25/2025	6.750%	490,000	503,735
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,300,392
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	347,201
03/01/2031	3.875%	90,000	80,605
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,552,000	1,361,233
Total			3,593,166
Food and Beverage 2.8%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	847,000	840,699

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(d)
01/31/2032	4.375%	230,000	214,757
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	191,402
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	953,000	881,265
03/01/2032	3.500%	918,000	802,570
Post Holdings, Inc.(d)
03/01/2027	5.750%	154,000	154,984
01/15/2028	5.625%	431,000	423,296
04/15/2030	4.625%	175,000	157,813
09/15/2031	4.500%	180,000	159,533
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	255,519
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	353,000	331,018
US Foods, Inc.(d)
06/01/2030	4.625%	276,000	255,688
Total			4,668,544
Gaming 3.5%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	128,000	134,617
06/15/2031	4.750%	177,000	170,531
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	261,000	267,061
07/01/2025	6.250%	796,000	822,726
International Game Technology PLC(d)
02/15/2025	6.500%	827,000	867,917
04/15/2026	4.125%	200,000	197,494
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
02/15/2029	3.875%	78,000	77,198
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	507,787
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	211,000	188,478
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	462,000	455,255
Scientific Games International, Inc.(d)
10/15/2025	5.000%	901,000	923,525
03/15/2026	8.250%	22,000	22,908
05/15/2028	7.000%	349,000	361,913
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	567,183
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	357,143
Total			5,921,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 8.1%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	151,622
04/15/2029	5.000%	205,000	202,312
AdaptHealth LLC(d)
08/01/2029	4.625%	95,000	86,674
03/01/2030	5.125%	549,000	509,967
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	343,702
11/01/2029	3.875%	736,000	695,871
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	189,382
04/01/2030	3.500%	222,000	203,933
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	189,000	188,970
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	245,360
03/15/2029	3.750%	143,000	135,026
03/15/2031	4.000%	163,000	153,893
CHS/Community Health Systems, Inc.(d)
03/15/2026	8.000%	311,000	324,353
05/15/2030	5.250%	779,000	748,192
HCA, Inc.
09/01/2028	5.625%	1,106,000	1,195,604
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	294,386
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	190,427
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	676,782
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	167,000	155,375
Ortho-Clinical Diagnostics, Inc./SA(d)
06/01/2025	7.375%	65,000	67,065
Owens & Minor, Inc.(d)
04/01/2030	6.625%	299,000	307,646
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	1,082,000	1,058,222
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,066,995
Syneos Health, Inc.(d)
01/15/2029	3.625%	274,000	253,151
Teleflex, Inc.
11/15/2027	4.625%	599,000	607,371
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	240,335

4	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	1,205,000	1,219,344
02/01/2027	6.250%	1,288,000	1,322,858
11/01/2027	5.125%	304,000	305,569
01/15/2030	4.375%	180,000	172,938
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	416,000	411,322
Total			13,724,647
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	624,000	574,906
08/01/2031	2.625%	215,000	191,420
Total			766,326
Home Construction 0.7%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	187,580
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	394,000	374,278
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	526,000	533,977
Total			1,095,835
Independent Energy 6.0%
Apache Corp.
01/15/2030	4.250%	381,000	384,394
09/01/2040	5.100%	277,000	280,424
02/01/2042	5.250%	189,000	189,004
04/15/2043	4.750%	516,000	491,100
Callon Petroleum Co.
07/01/2026	6.375%	823,000	817,839
Callon Petroleum Co.(d)
08/01/2028	8.000%	447,000	473,251
CNX Resources Corp.(d)
03/14/2027	7.250%	342,000	360,669
01/15/2029	6.000%	339,000	343,170
Comstock Resources, Inc.(d)
03/01/2029	6.750%	194,000	199,709
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	141,089
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	276,000	276,113
Matador Resources Co.
09/15/2026	5.875%	547,000	557,334
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
04/15/2026	3.400%	1,068,000	1,061,535
09/01/2030	6.625%	817,000	937,554
01/01/2031	6.125%	319,000	358,875
09/15/2036	6.450%	199,000	233,862
08/15/2039	4.300%	372,000	351,115
06/15/2045	4.625%	321,000	311,308
04/15/2046	4.400%	1,090,000	1,035,384
03/15/2048	4.200%	195,000	182,909
SM Energy Co.
07/15/2028	6.500%	152,000	156,909
Southwestern Energy Co.
02/01/2032	4.750%	1,048,000	1,046,777
Total			10,190,324
Leisure 3.2%
Carnival Corp.(d)
03/01/2026	7.625%	1,028,000	1,034,947
03/01/2027	5.750%	695,000	662,455
05/01/2029	6.000%	177,000	166,789
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	296,000	301,557
Cinemark USA, Inc.(d)
03/15/2026	5.875%	354,000	343,751
07/15/2028	5.250%	313,000	292,415
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	160,913
NCL Corp., Ltd.(d)
12/15/2024	3.625%	310,000	292,159
03/15/2026	5.875%	343,000	326,028
02/15/2029	7.750%	72,000	72,928
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	458,000	426,380
08/31/2026	5.500%	809,000	786,127
07/15/2027	5.375%	178,000	170,120
04/01/2028	5.500%	368,000	351,635
Total			5,388,204
Media and Entertainment 2.0%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	353,842
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	1,077,836
iHeartCommunications, Inc.(d)
01/15/2028	4.750%	266,000	254,601
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	143,233
03/15/2030	4.625%	891,000	838,487

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(d)
03/15/2029	4.250%	383,000	354,372
Roblox Corp.(d)
05/01/2030	3.875%	405,000	378,678
Total			3,401,049
Metals and Mining 2.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	109,974
10/01/2031	5.125%	488,000	459,940
Constellium SE(d)
06/15/2028	5.625%	334,000	335,733
04/15/2029	3.750%	1,290,000	1,157,723
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	1,567,000	1,614,356
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	19,000	17,861
06/01/2031	4.500%	709,000	638,917
Novelis Corp.(d)
11/15/2026	3.250%	235,000	224,510
08/15/2031	3.875%	143,000	130,764
Total			4,689,778
Midstream 6.7%
Cheniere Energy Partners LP
03/01/2031	4.000%	223,000	216,430
Cheniere Energy Partners LP(d)
01/31/2032	3.250%	748,000	681,249
Cheniere Energy, Inc.
10/15/2028	4.625%	814,000	818,862
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	337,353
DCP Midstream Operating LP
04/01/2044	5.600%	486,000	511,320
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	383,000
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	271,533
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	562,716
01/15/2029	4.500%	547,000	514,013
01/15/2031	4.750%	1,000,000	937,630
EQM Midstream Partners LP
07/15/2048	6.500%	234,000	227,725
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	545,000	516,206
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	398,000	406,484
06/01/2026	6.000%	430,000	435,126
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	1,006,000	1,005,335
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	961,148
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	482,434
08/15/2031	4.125%	773,000	758,852
11/01/2033	3.875%	423,000	404,306
Western Gas Partners LP
07/01/2026	4.650%	908,000	926,460
Total			11,358,182
Oil Field Services 0.8%
Apergy Corp.
05/01/2026	6.375%	269,000	274,697
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	1,051,446	1,025,852
Total			1,300,549
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	480,000	446,858
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	425,000	422,584
02/01/2027	4.250%	223,000	213,961
06/15/2029	4.750%	783,000	738,770
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	265,689
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	184,350
09/15/2029	4.000%	92,000	85,052
Total			2,357,264
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	757,000	682,502
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	398,827
08/15/2027	5.250%	436,000	403,938
BWAY Holding Co.(d)
04/15/2024	5.500%	548,000	546,122
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	545,403

6	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	1,049,932
Total			3,626,724
Pharmaceuticals 2.2%
Bausch Health Companies, Inc.(d)
04/01/2026	9.250%	650,000	665,837
01/31/2027	8.500%	511,000	509,506
02/01/2027	6.125%	313,000	315,309
06/01/2028	4.875%	136,000	130,245
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	142,000	134,620
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	198,607
Organon Finance 1 LLC(d)
04/30/2028	4.125%	848,000	807,974
04/30/2031	5.125%	632,000	608,974
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	442,000	412,600
Total			3,783,672
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,330,001
Lumbermens Mutual Casualty Co.(d),(f)
12/01/2097	0.000%	30,000	41
Lumbermens Mutual Casualty Co.(f)
Subordinated
07/01/2026	0.000%	645,000	894
MGIC Investment Corp.
08/15/2028	5.250%	112,000	110,722
Radian Group, Inc.
03/15/2025	6.625%	44,000	46,271
03/15/2027	4.875%	262,000	263,519
Total			1,751,448
Restaurants 1.3%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,798,714
Yum! Brands, Inc.(g)
04/01/2032	5.375%	361,000	362,105
Total			2,160,819
Retailers 1.1%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	103,383
02/15/2032	5.000%	111,000	103,262
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	121,990
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
11/01/2035	6.875%	509,000	524,363
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	443,000	417,412
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	206,413
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	362,581
Total			1,839,404
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	5.875%	472,000	471,261
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	189,794
Total			661,055
Technology 5.5%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	170,000	161,227
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	241,408
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	493,176
CDK Global, Inc.
06/01/2027	4.875%	506,000	511,397
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	214,179
Dun & Bradstreet Corp. (The)(d)
12/15/2029	5.000%	152,000	143,640
Everi Holdings, Inc.(d)
07/15/2029	5.000%	48,000	45,480
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	161,846
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	433,370
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	398,260
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	379,000	367,356
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	882,000	825,388
NCR Corp.(d)
10/01/2028	5.000%	348,000	333,463

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	517,000	520,615
07/15/2029	4.500%	227,000	226,352
07/15/2031	4.750%	284,000	283,594
Plantronics, Inc.(d)
03/01/2029	4.750%	1,011,000	1,037,814
PTC, Inc.(d)
02/15/2028	4.000%	262,000	255,450
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	77,000	80,422
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	629,626
Square, Inc.(d)
06/01/2031	3.500%	175,000	160,914
Switch Ltd.(d)
09/15/2028	3.750%	267,000	259,128
06/15/2029	4.125%	439,000	431,875
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	381,349
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	681,000	622,983
Total			9,220,312
Wireless 3.8%
Altice France SA(d)
02/01/2027	8.125%	661,000	681,333
01/15/2028	5.500%	821,000	759,706
07/15/2029	5.125%	456,000	408,508
10/15/2029	5.500%	145,000	130,243
SBA Communications Corp.
02/15/2027	3.875%	922,000	899,849
Sprint Capital Corp.
11/15/2028	6.875%	1,009,000	1,168,355
T-Mobile USA, Inc.
02/15/2029	2.625%	496,000	452,924
02/15/2031	2.875%	275,000	248,009
04/15/2031	3.500%	363,000	341,792
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	301,000	283,657
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	399,388
07/15/2031	4.750%	665,000	625,901
Total			6,399,665
Wirelines 2.2%
CenturyLink, Inc.
04/01/2024	7.500%	1,611,000	1,701,354
CenturyLink, Inc.(d)
12/15/2026	5.125%	261,000	248,597
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	654,000	601,888
Iliad Holding SAS(d)
10/15/2026	6.500%	587,000	588,757
10/15/2028	7.000%	638,000	639,160
Total			3,779,756
Total Corporate Bonds & Notes (Cost $158,808,541)			154,806,078

Foreign Government Obligations(h) 0.4%

Canada 0.4%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	638,000	635,914
05/15/2029	4.250%	124,000	114,408
Total			750,322
Total Foreign Government Obligations (Cost $763,694)			750,322

Senior Loans 3.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.7%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	4.207%	1,299,153	1,123,767
Consumer Products 0.3%
SWF Holdings I Corp.(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	548,000	530,645
Health Care 0.4%
Surgery Center Holdings, Inc.(i),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	717,393	711,030
Media and Entertainment 0.4%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	742,033	735,080

8	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.9%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	805,000	795,139
Loyalty Ventures, Inc.(i),(j)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	275,732	268,609
Project Alpha Intermediate Holding, Inc.(i),(j)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	553,174	548,682
UKG, Inc.(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	1,141,284	1,130,910
3-month USD LIBOR + 3.750% 05/04/2026	4.756%	411,450	409,471
Total			3,152,811
Total Senior Loans (Cost $6,481,727)			6,253,333
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(k),(l)	2,569,687	2,568,659
Total Money Market Funds (Cost $2,568,692)		2,568,659
Total Investments in Securities (Cost: $170,142,826)		165,624,863
Other Assets & Liabilities, Net		2,850,279
Net Assets		168,475,142

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $122,633,914, which represents 72.79% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2022, the total value of these securities amounted to $935, which represents less than 0.01% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	4,419,370	7,850,209	(9,701,028)	108	2,568,659	(756)	1,043	2,569,687
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2022

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